OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2022
OTHER CURRENT ASSETS, NET
OTHER CURRENT ASSETS, NET
4.	OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	December 31,	June 30,
	2020	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Tax recoverable	1,853	1,612	241
Deposits and others	2,053	2,128	317
	3,906	3,740	558
Allowance for doubtful accounts- deposits and others	(556)	(576)	(86)
Total	3,350	3,164	472

Movement in the allowances for doubtful debts were as follows:

	For the year ended	For the six months ended
	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of period	99	556	83
Additional provision	457	20	3
Balance at end of period	556	576	86